Company Level Financial Position (Tables)	12 Months Ended
Dec. 31, 2024
Statement of financial position [abstract]
Summary of condensed statements of profit or loss

(a)	Condensed Statements of Profit or Loss

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Other net income	—	6,353	—
Administrative expenses	(16,440)	(11,095)	(24,016)
Selling expenses	—	—	(261)

Operating loss	(16,440)	(4,742)	(24,277)
Interest income	—	—	18,327
Inducement charges of warrants	(125,213)	—	—
Fair value changes of financial liabilities measured at FVTPL	25,308	(4,549)	—
Fair value changes of financial assets measured at FVTPL	—	—	(84,579)
Changes in the carrying amounts of preferred shares and other financial instruments subject to redemption and other preferential rights	(479,210)	(554,048)	(465,254)
Share of loss from subsidiaries and former VIE	(702,941)	(1,385,762)	(1,959,421)

Loss before taxation	(1,298,496)	(1,949,101)	(2,515,204)

Income tax	—	—	(1,604)

Loss for the year	(1,298,496)	(1,949,101)	(2,516,808)

Summary of condensed statements of financial position
(b)	Condensed Statements of Financial Position

	As of December 31,
	2023	2024
	RMB’000	RMB’000
ASSETS
Amounts due from subsidiaries	4,332,839	6,946,299
Financial assets at FVTPL – non-current	—	56,919

Non-current assets	4,332,839	7,003,218

Prepayments and other receivables	689	76,113
Subscription receivables	43,924	—
Cash	770,140	602,407

Current assets	814,753	678,520

Total assets	5,147,592	7,681,738

EQUITY
Ordinary shares	8	—
Class A ordinary shares	—	54
Class B ordinary shares	—	4
Series Seed-1 Convertible Preferred Shares	5	—
Series Seed-2 Convertible Preferred Shares	4	—
Series A Convertible Preferred Shares	6	—
Share premium	1,104,120	12,750,598
Reserves	2,110,151	2,946,715
Accumulated losses	(6,114,544)	(8,631,352)
Treasury shares	(151,668)	—

Total (deficit)/equity	(3,051,918)	7,066,019

LIABILITIES
Other payables, deposits received and accrued expenses	17,788	615,719
Preferred shares and other financial instruments subject to redemption and other preferential rights*	8,181,722	—

Current liabilities	8,199,510	615,719

Total liabilities	8,199,510	615,719

Total equity and liabilities	5,147,592	7,681,738

Summary of condensed statements of cash flow
(c)	Condensed Statements of Cash Flow

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Net cash used in operating activities	(10,848)	(7,659)	(32,211)
Net cash used in investing activities	(2,634,633)	(1,663,084)	(3,459,830)
Net cash generated from financing activities	2,782,671	1,095,129	3,314,536

Net increase/(decrease) in cash	137,190	(575,614)	(177,505)
Cash as of January 1	1,084,196	1,326,502	770,140
Effect of foreign exchange rate changes	105,116	19,252	9,772

Cash as of December 31	1,326,502	770,140	602,407